Intangible Assets (Details) - Schedule of Estimated Annual Amortization Expense - USD ($) $ in Thousands	Sep. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Schedule of Estimated Annual Amortization Expense [Abstract]
2024	$ 416
2025	1,617	$ 1,797
2026	1,567
2027	1,567
2028	1,321
Thereafter	3,462
Total	$ 9,950	$ 11,193	$ 12,839